Land, Buildings, Equipment and Software, Net	12 Months Ended
Dec. 31, 2012
Land, Buildings and Equipment, Net [Abstract]
Land, Buildings, Equipment and Software, Net
7 - Land, Buildings, Equipment and Software, Net
Land, buildings and equipment, net were as follows:

		December 31,
	Estimated Useful Lives (Years)	2012	2011
Land		$61	$60
Buildings and building equipment	25 to 50	1,135	1,121
Leasehold improvements	Varies	506	461
Plant machinery	5 to 12	1,571	1,557
Office furniture and equipment	3 to 15	1,681	1,470
Other	4 to 20	83	99
Construction in progress		74	93
Subtotal		5,111	4,861
Accumulated depreciation		(3,555)	(3,249)
Land, Buildings and Equipment, Net		$1,556	$1,612

Depreciation expense and operating lease rent expense were as follows:

	Year Ended December 31,
	2012	2011	2010
Depreciation expense	$452	$405	$379
Operating lease rent expense(1)	646	681	632

_____________________________

(1)	We lease certain land, buildings and equipment, substantially all of which are accounted for as operating leases. Capital leased assets were less than $80 at December 31, 2012 and 2011, respectively.
Future minimum operating lease commitments that have initial or remaining non-cancelable lease terms in excess of one year at December 31, 2012 were as follows:

2013	2014	2015	2016	2017	Thereafter
$636	$425	$265	$157	$74	$83

Internal Use and Product Software

	Year Ended December 31,
Additions to:	2012	2011	2010
Internal use software	$125	$163	$164
Product software	107	108	70

	December 31,
Capitalized costs, net:	2012	2011
Internal use software	$577	$545
Product software	344	256

Useful lives of our internal use and product software generally vary from three to ten years. Included within product software is approximately $200 of capitalized costs associated with a software system developed for use in certain of our government services businesses.

Our 2012 impairment review indicated these costs will be recoverable from estimated future operating profits.
However, since the review indicated that the excess of estimated future operating profits over capitalized costs was less than 5%; in 2013 we will continue to closely monitor any significant changes in the estimated future revenues or margins from current or potential customers. Beginning in 2013, the costs associated with this software system will be amortized over seven years.